Fees Summary	Nov. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 353,000
Previously Paid Amount	0.00
Total Fee Amount	54.04
Total Offset Amount	0.00
Net Fee	54.04
Narrative - Max Aggregate Offering Price	$ 353,000
Final Prospectus	true